Notes Payable (Details) - USD ($)				1 Months Ended		6 Months Ended	9 Months Ended
	Sep. 27, 2023	Sep. 25, 2023	Apr. 15, 2023	Sep. 27, 2023	Sep. 25, 2023	Jun. 30, 2023	Sep. 30, 2023
Notes Payable (Details) [Line Items]
Working capital			$ 20,000,000
Outstanding line of credit	$ 16,980,000	$ 16,980,000		$ 1,698,000		$ 1,225,000
Converted shares issued							22,945,946
Convertible Promissory Note [Member]
Notes Payable (Details) [Line Items]
Maturity date			Dec. 31, 2023
Working capital			$ 20,000,000
Conversion price per share							$ 0.74
Sushruta Pvt Ltd [Member]
Notes Payable (Details) [Line Items]
Conversion price per share		$ 0.74			$ 0.74
Converted shares issued		22,945,946			22,945,946
Sushruta Pvt Ltd [Member] | Convertible Promissory Note [Member]
Notes Payable (Details) [Line Items]
Conversion price per share		$ 0.74			$ 0.74